Submission	Oct. 22, 2026
Submission [Line Items]
Central Index Key	0001500375
Registrant Name	Home Federal Bancorp, Inc. of Louisiana
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A